Taxation (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Disclosure of major components of tax expense (income)	Tax on profit

			$ million
	2025	2024	2023
Current tax
Charge for the year[a]	6,501	7,187	9,048
Adjustment in respect of prior years	(188)	234	(373)
	6,313	7,421	8,675
Deferred tax
Origination and reversal of temporary differences in the current year[b]	(537)	(1,851)	(238)
Adjustment in respect of prior years[c]	675	(17)	(568)
	138	(1,868)	(806)
Tax charge on profit	6,451	5,553	7,869
a2025 includes a charge of $55 million (2024 $4 million charge) in respect of Pillar Two income taxes.
b2025 includes a charge of $539 million in respect of the two-year extension of the UK Energy Profits Levy to 31 March 2030 and a charge of $235 million in respect of a change in the tax rate in
Germany. 2024 includes a charge of $96 million in respect of the 3% increase in the UK Energy Profits Levy from 1 November 2024. See Note 1 for further information.
cThe adjustment in respect of prior years reflects the reassessment of the deferred tax balances for prior periods in light of changes in facts and circumstances during the year, including changes to price assumptions and profit forecasts (2025 $558 million charge, 2024 $190 million credit and 2023 $263 million credit). 2024 also includes a charge of $213 million (2023 $232 million credit) in respect of a revision to the deferred tax impact of the UK Energy Profits Levy.

Disclosure of reconciliation of items affected by overall tax credit

			$ million
	2025	2024	2023
Profit (loss) before taxation	7,746	6,782	23,749
Tax charge (credit) on profit or loss	6,451	5,553	7,869
Effective tax rate	83%	82%	33%

			%
Tax rate computed at the weighted average statutory rate[a]	55	66	34
Increase (decrease) resulting from
Tax reported in equity-accounted entities	(5)	(7)	(2)
Adjustments in respect of prior years	6	3	(4)
Deferred tax not recognized	5	5	2
Disposal impacts	—	5	—
Foreign exchange	(4)	5	—
Items not deductible for tax purposes[b]	11	5	2
Tax rate change effect of UK Energy Profits Levy[c]	7	1	—
Impact of Germany tax rate change	3	—	—
Other[d]	5	(1)	1
Effective tax rate	83	82	33
aCalculated based on the statutory corporate income tax rate applicable in the countries in which the group operates, weighted by the profits and losses before tax in the respective countries.
b2025 reflects the impact of limited tax relief on impairment charges.
c2025 comprises the deferred tax impact of the two-year extension of the UK Energy Profits Levy to 31 March 2030. 2024 comprises the deferred tax impact of a 3% increase in the UK Energy
Profits Levy on existing temporary differences.
dIncludes the impact of adjustments arising in countries where income tax is paid on our behalf by our government partners for which there is no deferred tax effect. 2024 includes the impact of the non-taxable gain relating to the remeasurement of bp's pre-existing 49.97% interest in Lightsource bp and the remeasurement of certain US assets excluded from the Lightsource bp acquisition.

Disclosure of deferred tax in the income statement and the balance sheet by category of temporary difference

		$ million
Analysis of movements during the year in the net deferred tax liability	2025	2024
At 1 January	3,025	5,349
Exchange adjustments	(63)	57
Charge (credit) for the year in the income statement	138	(1,868)
Charge (credit) for the year in other comprehensive income	(33)	(807)
Charge (credit) for the year in equity	(33)	167
Acquisitions and disposals	283	127
At 31 December	3,317	3,025
9. Taxation – continued
The following table provides an analysis of deferred tax in the income statement and the balance sheet by category of temporary difference:

					$ million
		Income statement		Balance sheet
	2025	2024	2023	2025	2024
Deferred tax liability
Depreciation	(897)	(1,337)	(1,552)	15,474	16,333
Pension plan surpluses	(3)	62	133	1,860	1,789
Derivative financial instruments	37	40	12	106	58
Other taxable temporary differences[a]	37	(352)	10	824	663
	(826)	(1,587)	(1,397)	18,264	18,843
Deferred tax asset
Depreciation	993	(229)	(166)	(1,544)	(2,373)
Lease liabilities	(395)	(209)	(176)	(2,375)	(1,952)
Pension plan and other post-employment benefit plan deficits	48	28	(60)	(552)	(623)
Decommissioning, environmental and other provisions	(314)	425	563	(5,981)	(5,623)
Derivative financial instruments	(48)	(9)	(14)	(277)	(268)
Tax credits	(111)	(43)	(67)	(1,047)	(937)
Loss carry forward	580	194	296	(1,852)	(2,285)
Other deductible temporary differences[b]	211	(438)	215	(1,319)	(1,757)
	964	(281)	591	(14,947)	(15,818)
Net deferred tax charge (credit) and net deferred tax liability	138	(1,868)	(806)	3,317	3,025
Of which – deferred tax liabilities				7,642	8,428
– deferred tax assets				4,325	5,403
aThe 2025 and 2024 balance sheet amounts do not include any temporary differences that are individually significant.
bThe 2025 and 2024 balance sheet amounts include amounts relating to share based payments and other items.
A summary of temporary differences, unused tax credits and unused tax losses for which deferred tax has not been recognized is shown in the table below.

		$ billion
At 31 December	2025	2024
Unused US state tax losses[a]	2.9	2.3
Unused tax losses – other jurisdictions[b]	9.4	7.3
Unused tax credits	36.7	33.3
of which – arising in the UKc	33.2	29.1
– arising in the USd	3.5	4.2
Deductible temporary differences[e]	28.3	23.4
Taxable temporary differences associated with investments in subsidiaries and equity-accounted entities	0.7	0.7
aFor 2025 the majority of the unused tax losses have no fixed expiry date.
b2025 and 2024 mainly relate to Brazil, UK and Canada. The majority of the unused tax losses have no fixed expiry date.
cThe UK unused tax credits arise predominantly in overseas branches of UK entities based in jurisdictions with higher statutory corporate income tax rates than the UK. No deferred tax asset has been recognized on these tax credits as they are unlikely to have value in the future; UK taxes on these overseas branches are largely mitigated by double tax relief in respect of overseas tax.
These tax credits have no fixed expiry date.
dThe US unused tax credits predominantly comprise foreign tax credits. No deferred tax asset has been recognized on these tax credits as they are unlikely to have value in the future. For 2025 these tax credits expire in the period 2026-2035.
e2025 and 2024 mainly comprise fixed asset temporary differences in overseas branches of UK entities. Substantially all of the temporary differences have no expiry date.

Disclosure of unrecognized deferred tax or write-down of deferred tax assets

			$ million
Impact of previously unrecognized deferred tax or write-down of deferred tax assets on tax charge	2025	2024	2023
Current tax benefit relating to the utilization of previously unrecognized deferred tax assets	101	87	360
Deferred tax benefit arising from the reversal of a previous write-down of deferred tax assets	11	14	3
Deferred tax benefit relating to the recognition of previously unrecognized deferred tax assets	156	280	332
Deferred tax expense arising from the write-down of a previously recognized deferred tax asset	725	111	54